Basis of Measurement - Schedule of Interest Rate Risk (Details) - Interest rate risk [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Base [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	R$ (1,233,258)	R$ (1,115,580)
Probable [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	(151,074)	(131,081)
Possible [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	(188,842)	(163,851)
Remote [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	(226,612)	(196,622)
CDI – Interest earning bank deposits | Base [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	220,781	132,072
CDI – Interest earning bank deposits | Probable [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	27,046	15,518
CDI – Interest earning bank deposits | Possible [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	33,808	19,398
CDI – Interest earning bank deposits | Remote [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	40,569	23,277
CDI – Loans and Financing | Base [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	(990,144)	(701,902)
CDI – Loans and Financing | Probable [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	(121,293)	(82,473)
CDI – Loans and Financing | Possible [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	(151,616)	(103,091)
CDI – Loans and Financing | Remote [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	(181,940)	(123,710)
CDI – Debentures | Base [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	(463,895)	(545,750)
CDI – Debentures | Probable [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	(56,827)	(64,126)
CDI – Debentures | Possible [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	(71,034)	(80,158)
CDI – Debentures | Remote [Member]
Schedule of Interest Rate Risk [Line ltems]
Risk exposure associated with instruments sharing characteristic	R$ (85,241)	R$ (96,189)